Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)
Current
Cash and cash equivalents (note 5)	$ 2,549	$ 2,321
Amounts Receivable (note 6)	3,096	3,348
Inventory (note 7)	1,488	3,499
Prepaid Expenses and Advances	379	355
Total Current Assets	7,512	9,523
Non-Current
Mining Interest, Plant and Equipment (notes 8 & 11)	37,618	41,476
Exploration and Evaluation Assets (note 9)	5,511	5,177
Reclamation Deposits	165	165
Deferred Tax Assets (note 18)	6,199	8,110
Total Non-Current Assets	49,493	54,928
Total Assets	57,005	64,451
Current
Trade and Other Payables	3,399	4,774
Current Portion of Loan Payable (note 10)	1,507
Total Current Liabilities	4,906	4,774
Non-Current
Loan Payable (note 10)	3,081	1,334
Rehabilitation and Closure Cost Provision (note 11)	1,254	1,162
Deferred Tax Liabilities (note 18)	8,728	8,113
Total Non-Current Liabilities	13,063	10,609
Total Liabilities	17,969	15,383
Equity
Share Capital (note 12)	50,725	50,725
Equity Reserve	11,349	11,178
Foreign Currency Translation Reserve	2,835	1,234
Accumulated Deficit	(25,873)	(14,069)
Total Equity	39,036	49,068
Total Liabilities and Equity	$ 57,005	$ 64,451